SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - STATEMENTS OF EQUITY AND STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year		$ 222.4	$ 287.0	$ 302.7
Net Income (Loss)		(29.8)	(88.8)	(12.2)
Prior year correction	[1]	(12.3)
Net change in Capital and Surplus				(15.7)
Balance, end of year		266.6	222.4	287.0
Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year		(243.3)	(108.7)	(93.0)
Net Income (Loss)		(29.8)	(88.8)	(12.2)
Prior year correction	[1]	(12.3)
Balance, end of year		$ (284.5)	(243.3)	(108.7)
Previously Reported
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year			302.7	318.6
Net Income (Loss)			(89.4)	(12.4)
Net change in Capital and Surplus				(15.9)
Balance, end of year				302.7
Previously Reported | Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year			(93.0)	(77.1)
Balance, end of year				(93.0)
Restatement Adjustment
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year			(15.7)	(15.9)
Net Income (Loss)				0.2
Net change in Capital and Surplus				0.2
Balance, end of year				(15.7)
Restatement Adjustment | Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year			$ (15.7)	(15.9)
Balance, end of year				$ (15.7)

[1]	Prior year correction is gross of a $3.9 million tax benefit.